Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Jan. 31, 2026	Jan. 31, 2025	Jan. 31, 2024	Jan. 31, 2023	Jan. 31, 2022
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Fiscal Year	Summary Compensation Table Total for PEO (Current)(1)	Compensation Actually Paid to PEO (Current)(2)	Summary Compensation Table Total for PEO (Interim)(1)	Compensation Actually Paid to PEO (Interim)(2)	Summary Compensation Table Total for PEO (Former)(1)	Compensation Actually Paid to PEO (Former)(2)	Average Summary Compensation Table Total for Non-PEO NEOs(3)	Average Compensation Actually Paid to Non-PEO NEOs(3)(4)	Value of Initial Fixed $100 Investment Based On:		Net Income (Loss)(6) ($M)	Company- Selected Measure: Revenue(7) ($M)
									DOCU TSR(5)	Peer Group TSR(5)
(a)	(b)	(c)	(b)	(c)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)

2026	$25,650,100	$(157,743,055)	—	—	—	—	$8,139,275	$(12,788,024)	$23	$256	$309.1	$3,219.5
2025	$26,039,579	$144,334,935	—	—	—	—	$14,534,028	$32,744,932	$42	$204	$1,067.9	$2,976.7
2024	$22,834,039	$11,327,395	—	—	—	—	$18,445,970	$16,014,945	$26	$160	$74.0	$2,761.9
2023	$85,035,380	$133,850,217	$4,815,994	$2,163,862	$140,848	$(25,977,754)	$23,029,837	$19,016,715	$26	$107	$(97.5)	$2,515.9
2022	N/A	N/A	N/A	N/A	$20,701,048	$(35,942,547)	$6,485,453	$(3,037,456)	$54	$126	$(70.0)	$2,107.2

Company Selected Measure Name	Revenue
Named Executive Officers, Footnote	The Company had three PEOs during fiscal 2023: Mr. Thygesen (current CEO), Ms. Wilderotter (interim CEO), and Mr. Springer (former CEO). Mr. Springer was the sole PEO during fiscal 2022. Non-PEO NEOs included in these columns reflect the following:

Fiscal Year	Non-PEO NEOs

2026	Blake Grayson, Robert Chatwani, Paula Hansen, and James Shaughnessy
2025	Blake Grayson, Robert Chatwani, Paula Hansen, and James Shaughnessy
2024	Cynthia Gaylor, Blake Grayson, Inhi Cho Suh, Stephen Shute, Robert Chatwani
2023	Cynthia Gaylor, Inhi Cho Suh, Stephen Shute, James Shaughnessy
2022	Cynthia Gaylor, Loren Alhadeff, Scott Olrich, Trâm Phi

Peer Group Issuers, Footnote	The Company’s TSR and the Company’s Peer Group TSR reflected in these columns for each applicable fiscal year is calculated based on a fixed investment of $100 as of January 29, 2021, valued again on each of January 31, 2022, 2023, 2024, 2025, and 2026 on the same cumulative basis as is used in Item 201(e) of Regulation S-K. The Peer Group TSR is the S&P 500 Information Technology Index, as disclosed in our Annual Report on Form 10-K for the fiscal year ended on January 31, 2026 pursuant to Item 201(e) of Regulation S-K.
Adjustment To PEO Compensation, Footnote	SEC rules require certain adjustments be made to the “Total” column as reported in the Summary Compensation Table to determine “compensation actually paid” as reported in the Pay versus Performance Table. “Compensation actually paid” does not necessarily represent cash and/or equity value transferred to the applicable NEO without restriction, but rather is a value calculated under applicable SEC rules. The equity values are calculated in accordance with ASC Topic 718. Valuation assumptions used to calculate fair values used a consistent process as done on the date of grant and were not materially different from those disclosed at the time of grant. The following tables detail these adjustments for the PEOs:

PEO (current)
Prior FYE Current FYE Fiscal Year	1/31/2025 1/31/2026 2026

Summary Compensation Table Total	$25,650,100
- Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year	$(23,600,136)
+ Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year	$13,683,997
+ Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years	$(152,385,012)
+ Fair Value at Vesting of Option Awards and Stock Awards Granted in Fiscal Year That Vested During Fiscal Year	$1,471,912
+ Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	$(22,563,916)
- Fair Value as of Prior Fiscal Year-End of Option Awards and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	—
Compensation Actually Paid	$(157,743,055)

Non-PEO NEO Average Total Compensation Amount	$ 8,139,275	$ 14,534,028	$ 18,445,970	$ 23,029,837	$ 6,485,453
Non-PEO NEO Average Compensation Actually Paid Amount	$ (12,788,024)	32,744,932	16,014,945	19,016,715	(3,037,456)
Adjustment to Non-PEO NEO Compensation Footnote	As discussed in footnote (2), SEC rules require certain adjustments to be made in order to determine “compensation actually paid” as reported in the Pay versus Performance table above. The following table details these adjustments for the Non-PEO NEOs:

Non-PEO NEOs
Prior FYE Current FYE Fiscal Year	1/31/2025 1/31/2026 2026

Summary Compensation Table Total	$8,139,275
- Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year	$(7,055,263)
+ Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year	$4,035,561
+ Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years	$(15,548,721)
+ Fair Value at Vesting of Option Awards and Stock Awards Granted in Fiscal Year That Vested During Fiscal Year	$559,959
+ Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	$(2,918,836)
- Fair Value as of Prior Fiscal Year-End of Option Awards and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	—
Compensation Actually Paid	$(12,788,024)

Compensation Actually Paid vs. Total Shareholder Return	Compensation Actually Paid versus Company TSR and Peer Group (S&P 500 Information Technology Index) TSR
Compensation Actually Paid vs. Net Income	Compensation Actually Paid versus Net Income
Compensation Actually Paid vs. Company Selected Measure	Compensation Actually Paid versus Revenue
Total Shareholder Return Vs Peer Group	Compensation Actually Paid versus Company TSR and Peer Group (S&P 500 Information Technology Index) TSR
Tabular List, Table

Financial Performance Measures

Revenue
Non-GAAP Operating Income
Relative TSR
Net Annual Contract Value

Total Shareholder Return Amount	$ 23	42	26	26	54
Peer Group Total Shareholder Return Amount	256	204	160	107	126
Net Income (Loss)	$ 309,100,000	$ 1,067,900,000	$ 74,000,000.0	$ (97,500,000)	$ (70,000,000.0)
Company Selected Measure Amount	3,219,500,000	2,976,700,000	2,761,900,000	2,515,900,000	2,107,200,000
PEO Name					Mr. Springer
Additional 402(v) Disclosure
In accordance with Item 402(v) of Regulation S-K, we are providing the following information regarding the relationship between “compensation actually paid” to our CEOs, or Principal Executive Officers (PEOs), and our other named executive officers (Non-PEO NEOs) and certain financial performance measures for the fiscal years ended on January 31, 2026, January 31, 2025, January 31, 2024, January 31, 2023, and January 31, 2022. For further information on the Company’s pay-for-performance philosophy and how executive compensation aligns with Company performance, see the section above entitled “Executive Compensation Discussion and Analysis.”
Amounts reflect the Company’s net income as reported in our audited financial statements for the applicable fiscal year.While we use numerous financial and non-financial performance measures to evaluate performance under our compensation programs, GAAP revenue is the financial performance measure that, in our assessment, represents the most important performance measure (that is not otherwise required to be disclosed in the Pay v Performance table above) used to link compensation actually paid to our NEOs, for the most recently completed fiscal year, to the Company’s performance.
Pay versus Performance Analysis
In this section, we provide a graphic analysis showing, for the past four fiscal years, the relationship between our PEOs’ and Non-PEO NEOs’ “compensation actually paid” and the Company’s (i) GAAP revenue, (ii) GAAP net income and (iii) TSR, and additionally, our Peer Group TSR. As described in more detail in the Executive Compensation Discussion and Analysis section, our executive compensation program reflects a pay-for-performance philosophy that emphasizes long-term equity awards intended to align our executives’ interests with stockholders’ long-term interests. Thus, the value of these awards and, therefore, a large portion of the compensation actually paid to our NEOs is inherently correlated to the Company’s stock price over time. Please see the section above entitled “Executive Compensation Discussion and Analysis” for more information about our executive compensation program.
Tabular List of Financial Performance Measures
	The Company’s Compensation Committee believes in a holistic evaluation of our NEOs’ and the Company’s performance and uses a mix of performance measures throughout our annual focal and long-term incentive compensation programs to align executive pay with Company performance. As required by SEC rules, the performance measures identified as the most important used to link the “compensation actually paid” to our NEOs’ for fiscal 2026 compensation to the Company’s performance are listed in the table below, each of which is described in more detail in the section above entitled “Executive Compensation Discussion and Analysis.”
Measure:: 1
Pay vs Performance Disclosure
Name	Revenue
Measure:: 2
Pay vs Performance Disclosure
Name	Non-GAAP Operating Income
Measure:: 3
Pay vs Performance Disclosure
Name	Relative TSR
Measure:: 4
Pay vs Performance Disclosure
Name	Net Annual Contract Value
Mr. Thygesen [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 25,650,100	$ 26,039,579	$ 22,834,039	$ 85,035,380
PEO Actually Paid Compensation Amount	$ (157,743,055)	$ 144,334,935	$ 11,327,395	$ 133,850,217
PEO Name	Mr. Thygesen	Mr. Thygesen	Mr. Thygesen	Mr. Thygesen
Ms. Wilderotter [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount				$ 4,815,994
PEO Actually Paid Compensation Amount				$ 2,163,862
PEO Name				Ms. Wilderotter
Mr. Springer [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount				$ 140,848	$ 20,701,048
PEO Actually Paid Compensation Amount				$ (25,977,754)	$ (35,942,547)
PEO Name				Mr. Springer
PEO | Mr. Thygesen [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (23,600,136)
PEO | Mr. Thygesen [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	13,683,997
PEO | Mr. Thygesen [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(152,385,012)
PEO | Mr. Thygesen [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,471,912
PEO | Mr. Thygesen [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(22,563,916)
PEO | Mr. Thygesen [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(7,055,263)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	4,035,561
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(15,548,721)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	559,959
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,918,836)
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0